Overview	12 Months Ended
Dec. 31, 2025
Overview
Overview

1.   Overview

1.1.   Background

Ardmore Shipping Corporation (NYSE: ASC) (“Ardmore”), together with its subsidiaries (collectively the “Company”), provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers and the Company operates its business in one operating segment, the transportation of refined petroleum products and chemicals. As of December 31, 2025, the Company had 25 owned vessels and one chartered-in vessel in operation. The average age of the Company’s owned fleet as of December 31, 2025 was 10.9 years.

1.2.   Management and organizational structure

Ardmore was incorporated in the Republic of the Marshall Islands on May 14, 2013. Ardmore commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010.

As of December 31, 2025, Ardmore had (a) 77 wholly owned subsidiaries, a significant number of which represent single ship-owning companies for Ardmore’s fleet, (b) one 50%-owned joint venture, Anglo Ardmore Ship Management Pte. Ltd. ("AASML"), which provides technical management services to the Ardmore fleet, and (c) a 10% equity stake in Element 1 Corp. which is included in Investments and other assets, net in the consolidated balance sheet as of December 31, 2025. Equity investments are disclosed below in Note 4.

Ardmore Maritime Services (Asia) Pte. Limited, a wholly owned subsidiary incorporated in Singapore, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration, and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly owned subsidiaries incorporated in Singapore and Delaware, respectively, perform commercial management and chartering services for the Company.

1.3.   Vessels

As of December 31, 2025, the Company owned and operated a modern fleet of 25 product/chemical vessels (24 with Marshall Island flags and one with a Singapore flag), with a combined carrying capacity of 1,122,770 deadweight tons (“dwt”) and an average age of approximately 10.9 years. As of the same date, the Company had one additional vessel, with a carrying capacity of 47,981 deadweight tons chartered-in under a time charter-in arrangement.

Vessel Name	Type	Dwt	IMO(1)	Built	Country	Specification
Ardmore Purpose*	Product/Chemical	50,192	2/3	Sep-2020	S. Korea	Eco-Design
Ardmore Gibraltar	Product/Chemical	49,999	2/3	Apr-2017	S. Korea	Eco-Design
Ardmore Pursuit*	Product/Chemical	49,709	2/3	Feb-2017	S. Korea	Eco-Design
Ardmore Persistence*	Product/Chemical	49,688	2/3	Jan-2017	S. Korea	Eco-Design
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-2015	S. Korea	Eco-Design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-2015	S. Korea	Eco-Design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-2015	S. Korea	Eco-Design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-2015	S. Korea	Eco-Design
Ardmore Engineer	Product/Chemical	49,420	2/3	Mar-2014	S. Korea	Eco-Design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-2014	S. Korea	Eco-Design
Ardmore Exporter	Product/Chemical	49,466	2/3	Feb-2014	S. Korea	Eco-Design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-2014	S. Korea	Eco-Design
Ardmore Encounter	Product/Chemical	49,478	2/3	Jan-2014	S. Korea	Eco-Design
Ardmore Explorer	Product/Chemical	49,494	2/3	Jan-2014	S. Korea	Eco-Design
Ardmore Endurance	Product/Chemical	49,466	2/3	Dec-2013	S. Korea	Eco-Design
Ardmore Enterprise	Product/Chemical	49,453	2/3	Sep-2013	S. Korea	Eco-Design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-2013	S. Korea	Eco-Design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-2013	S. Korea	Eco-Design
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-2013	S. Korea	Eco-Design
T Matterhorn**	Product/Chemical	47,981	-	Dec-2010	Japan	Eco-Mod
Ardmore Defender	Product/Chemical	37,791	2	Feb-2015	S. Korea	Eco-Design
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-2015	S. Korea	Eco-Design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-2015	Japan	Eco-Design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-2015	Japan	Eco-Design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-2015	Japan	Eco-Design
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-2015	Japan	Eco-Design
Total	26	1,170,751

(1) International Maritime Organization (“IMO”) cargo classification.

*Acquired during 2025

**Time chartered-in vessel